INCOME TAX (Details) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Components of Deferred Tax Assets [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards		$ 10,920	$ 10,920	$ 10,861	$ 10,861
Change in fair value of warrants		(380,100)	(380,100)	0	0
Organizational costs/Startup expenses		1,115,645	1,115,645	78,848	78,848
Total deferred tax asset		746,465	746,465	89,709	89,709
Valuation allowance		(746,465)	(746,465)	(89,709)	(89,709)
Deferred tax asset, net of allowance		0	0	0	0
Federal [Abstract]
Current Federal Tax Expense (Benefit)		0		0	0
Deferred		(746,465)		(89,709)	(89,709)
State [Abstract]
Current		0		0	0
Deferred		0		0	0
Change in valuation allowance		746,465	1,082,267	89,709	89,709
Income tax provision	$ 0	0	0	0	0
Operating Loss Carryforwards [Abstract]
Net operating loss carryover		$ 52,000	$ 52,000	$ 52,000	$ 52,000
Reconciliation of Federal Income Tax Rate [Abstract]
Statutory federal income tax rate			21.00%	21.00%
State taxes, net of federal tax benefit			0.00%	0.00%
Change in fair value of warrant liability			10.70%	(18.90%)
Change in valuation allowance			(31.70%)	(2.10%)
Income tax provision			0.00%	0.00%